INVESTMENTS - Held to maturity and Available-for-sale debt investments (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2018	Dec. 31, 2017
Held to maturity debt securities
Carrying amount of held to maturity investments	¥ 2,400	¥ 40
Available-for-sale debt investments
Available-for-sale debt securities, Cost, after adjusted with other-than-temporary impairment	2,633	5,362
Available-for-sale debt securities, Gross Unrealized Gains, including forex adjustment	236	909
Available-for-sale debt securities, Gross Unrealized Losses, including forex adjustment	(152)	(154)
Available-for-sale debt securities	¥ 2,717	¥ 6,117